Mortgage payable (Details) - Schedule of incremental borrowing rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage payable (Details) - Schedule of incremental borrowing rate [Line Items]
Balance, beginning of period
Additions	993,912
Interest	16,715
Payments	(133,500)
Balance, end of period	877,127
Current portion	488,062
Non-current portion	389,065
Total mortgage payable	$ 877,127